Employee benefits - Pension and Retirement Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Compensation Related Costs [Abstract]
Pension plan based on multi-employer union plan	€ 296.6	€ 276.3	€ 244.4
Pension plans based on defined contribution and other plans	137.1	118.9	104.5
Pension and retirement expenses	€ 433.7	€ 395.2	€ 348.9